Stockholders’ Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders’ Equity [Abstract]
Stockholders’ Equity

Note 10 — Stockholders’ Equity

On July 11, 2022, the Company increased its authorized number of shares to 8,000,000, consisting of: 5,000,000 shares of Common Stock, par value $0.001 per share and 3,000,000 shares of preferred stock, par value $0.001 per share. On January 9, 2020, the Company designated 105,000 shares of the 3,000,000 authorized shares of Preferred Stock, as Series A Convertible Preferred Stock (“Series A Preferred Stock”).

On March 1, 2023, the Company further increased its authorized number of shares to 13,000,000, consisting of: 10,000,000 shares of Common Stock, par value $0.001 per share and 3,000,000 shares of preferred stock, par value $0.001 per share.

Private Placement

On January 25, 2022, the Company entered into a Securities Purchase Agreement (the “Securities Agreement”) with an institutional investor and other accredited investors for the sale by the Company of 12,253 shares (the “SA Shares”) of Common Stock, pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to an aggregate of 7,853 shares of Common Stock and warrants to purchase up to an aggregate of 15,079 shares of Common Stock (the “Common Warrants” and, collectively with the Pre-Funded Warrants, the “SA Warrants”), in a private placement offering. The combined purchase price for one share of Common Stock (or one Pre-Funded Warrant) and the accompanying fraction of a Common Warrant was $1,360.00 per share.

Subject to certain ownership limitations, the SA Warrants are exercisable six months from issuance. Each Pre-Funded Warrant was exercisable into one share of Common Stock (as adjusted from time to time in accordance with the terms thereof). Each Common Warrant is exercisable into one share of Common Stock at a price per share of $1,496.00 (as adjusted from time to time in accordance with the terms thereof) and will expire on the fifth anniversary of the initial exercise date. The institutional investor that received the Pre-Funded Warrants fully exercised such warrants in March 2022.

Raymond Chang, Chairman and Chief Executive Officer (“CEO”) of the Company, and Stuart Wilcox, who formerly served as our Chief Operating Officer, and at the time he was a member of the Company’s Board of Directors, participated in the private placement on essentially the same terms as other investors, except for having a combined purchase price of $1,380.00 per share.

The gross proceeds to the Company from the private placement were approximately $27.3 million, before deducting the placement agent’s fees and other offering expenses, and excluding the proceeds, if any, from the exercise of the SA Warrants.

Issuance of Common Stock in Connection with Acquisitions

On October 1, 2021, the Company issued an aggregate of 3,332 shares of its Common Stock to the Precision and Cascade shareholders in connection with the Company’s acquisition of Precision and Cascade. On August 17, 2022, the Company issued an additional 435 shares of its Common Stock to the Precision and Cascade shareholders for contingent liabilities.

On December 31, 2021, the Company issued an aggregate of 1,202 shares of its Common Stock to the PurePressure shareholders in connection with the Company’s acquisition of PurePressure. On January 31, 2023, the remaining 372 Holdback Buyer Shares were released, including 6 Holdback Buyer Shares that were withheld to cover a tax indemnification claim in accordance with the Purchase Agreement.

On February 1, 2022, the Company issued an aggregate of 1,491 shares of its Common Stock to the Lab Society shareholders in connection with the Company’s acquisition of Lab Society. On April 28, 2023, the Company issued the remaining 499 Holdback Buyer Shares to the Lab Society Owners in accordance with the Lab Society Merger Agreement.

At The Marketing Offering

On October 18, 2022, the Company entered into the ATM Program with the Agent pursuant to which it may issue and sell, from time to time, shares of its Common Stock having an aggregate offering price of up to $50 million, depending on market demand, with the Agent acting as an agent for sales. The ATM Program allowed the Company to sell shares of Common Stock pursuant to specific parameters defined by the Company as well as those defined by the SEC and the ATM Program agreement. As of December 31, 2022, the Company sold 306,628 shares of Common Stock, under the ATM at an average price of $50.85 per share, resulting in gross proceeds of $15.6 million, and net proceeds of $15.0 million after commissions and fees to the Agent totaling $0.5 million and legal fees totaling $0.1 million. $3.0 million of the proceeds under the ATM Program were used to repay amounts due to the Investor under the Exchange Note. The Company used net proceeds generated from the ATM Program for working capital and general corporate purposes, including repayment of indebtedness, funding its transformation initiatives and product category expansion efforts and capital expenditures. Due to the late filing of this Annual Report on Form 10-K, the Company is no longer eligible to utilize the registration statement on Form S-3 relating to the ATM Program, and does not anticipate any further sales under the ATM Program in the foreseeable future.

Confidentially Marketed Public Offering

On December 16, 2022, the Company issued 594,232 shares of its Common Stock, Pre-Funded 2022 Warrants to purchase 75,000 shares of its Common Stock and accompanying December 2022 Warrants to purchase 1,338,471 shares of the Company’s Common Stock. The Company received net proceeds from the Offering of approximately $8.2 million, after deducting underwriting discounts and commissions and estimated expenses. The Company intends to use the net proceeds from the Offering, together with its existing cash resources, for working capital and general corporate purposes, which may include capital expenditures and repayment of debt.

The Pre-Funded 2022 Warrants were exercisable immediately upon issuance at an exercise price of $0.001 per share and do not have an expiration date. The December 2022 Warrants were exercisable immediately and have a term of exercise equal to five years from the initial exercise date at an exercise price of $13.00 per share. The offering price for the securities was $13.00 per share (or $12.98 for each Pre-Funded 2022 Warrant).

The December 2022 Warrants may not be exercised by the holder to the extent that the holder, together with its affiliates, would beneficially own, after such exercise more than 4.99% of the shares of the Company’s Common Stock then outstanding (subject to the right of the holder to increase or decrease such beneficial ownership limitation upon notice to the Company, provided that such limitation cannot exceed 9.99%) and provided that any increase in the beneficial ownership limitation shall not be effective until the sixty-first day after such notice is delivered.

The Pre-Funded 2022 Warrants were classified as a component of permanent equity and the December 2022 Warrants were liability-classified and were recorded at the issuance date using a relative fair value allocation method. The Pre-Funded 2022 Warrants are equity-classified because they are freestanding financial instruments that are legally detachable and separately exercisable from the equity instruments, are immediately exercisable, and permit the holders to receive a fixed number of shares of Common Stock upon exercise. In addition, such warrants do not provide any guarantee of value or return. The December 2022 Warrants are liability-classified as there is a volatility floor and these warrants are not indexed to the Company’s own stock.

As of December 31, 2022, the Company valued the December 2022 Warrants using the Black-Scholes option-pricing model and determined the fair value at $5.9 million. The key inputs to the valuation model included the annualized volatility of 98.0% and the expected term of about 5 years.

Raymond Chang, Chairman and CEO, participated in the Offering and purchased 115,385 shares of Common Stock and 230,769 December 2022 Warrants for an aggregate purchase price of approximately $1.5 million.

Additional information regarding the Company’s December 2022 Warrants may be found in Note 1 — Overview, Basis of Presentation, and Significant Accounting Policies and Note 4 — Fair Value Measures, included elsewhere in the notes to the consolidated financial statements.

Note 12 — Stockholders’ Equity

On July 11, 2022, the Company increased its authorized number of shares to 8,000,000, consisting of: 5,000,000 shares of Common Stock, par value $0.001 per share and 3,000,000 shares of preferred stock, par value $0.001 per share. On January 9, 2020, the Company designated 105,000 shares of the 3,000,000 authorized shares of Preferred Stock, as Series A Convertible Preferred Stock (“Series A Preferred Stock”).

Amendment of Conversion Formulas

On January 11, 2021, the Company’s Board of Directors approved the amendment to the conversion formula of the Series A Preferred Stock and Convertible Notes. After the amendment:

•        the Series A Preferred Stock is convertible, at any time after the issuance or immediately prior to the closing of a public transaction, into Common Stock in an amount of shares equal to (i) the product of the Series A Preferred Stock original price plus accrued but unpaid dividends on the shares being converted, multiplied by the number of shares of Series A Preferred Stock being converted, divided by (ii) a conversion price of $1,544.00 per share (after the reverse split taking effect); and

•        immediately prior to the consummation of a public transaction, the outstanding principal amount of the Convertible Notes together with all accrued and unpaid interest shall convert into a number of fully paid and non-assessable shares of Common Stock equal to the quotient of (i) the outstanding principal amount of the Convertible Notes together with all accrued and unpaid interest thereunder immediately prior to such public transaction divided by (ii) a conversion price of $1,544.00 per share (after the reverse split taking effect).

Initial Public Offering

On February 1, 2021, the Company completed an IPO for the sale of 27,000 shares of Common Stock at a price of $2,000.00 per share. The Company also granted the underwriters a 45-day option to purchase up to 4,050 additional shares of Common Stock on the same terms and conditions for the purpose of covering any over-allotments in connection with the IPO, and warrants to purchase 810 shares of Common Stock (equal to 3% of the aggregate number of shares of Common Stock issued in the IPO) at an exercise price of $2,500.00 per share (which is equal to 125% of the IPO price). Subsequently, the underwriters exercised the over-allotment option, and on February 4, 2021, the Company closed on the sale of an additional 4,050 shares of Common Stock for a price of $2,000.00 per share and granted to the underwriters warrants to purchase 121 additional shares of Common Stock (equal to 3% of the amount of shares issued as part of the exercised of the over-allotment option) at an exercise price of $2,500.00 per share. The exercise of the over-allotment option brought the total number of shares of Common Stock sold by the Company in connection with the IPO to 31,050 shares and the total net proceeds received in connection with the IPO to approximately $57 million, after deducting underwriting discounts and estimated offering expenses.

Immediately prior to the closing of the Company’s IPO, all outstanding shares of Series A Preferred Stock and Convertible Notes were converted into 6,865 shares of Common Stock and 8,485 shares of Common Stock, respectively, at a conversion price of $1,544.00 per share.

Subsequent Public Offering

On February 19, 2021, the Company consummated the February Offering for the sale of 27,778 shares of Common Stock for a price of $2,700.00 per share. The Company also granted the underwriters a 45-day option to purchase up to 4,167 additional shares of Common Stock on the same terms and conditions for the purpose of covering any over-allotments in connection with the February Offering, and warrants to purchase 833 shares of Common Stock (equal to 3% of the aggregate number of shares of Common Stock issued in the February Offering) at an exercise price of $3,375.00 per share (which is equal to 125% of the February Offering). Subsequently, the underwriters exercised the over-allotment option, and on March 22, 2021, the Company closed on the sale of an additional 4,167 shares of Common Stock for a price of $2,700.00 per share and granted to the underwriters warrants to purchase 125 additional shares of Common Stock (equal to 3% of the amount of shares issued as part of the exercised of the over-allotment option) at an exercise price of $3,375.00 per share. The exercise of the over-allotment option brought the total number of shares of Common Stock sold by the Company in connection with the February Offering to 31,944 shares and the total net proceeds received in connection with the February Offering to approximately $80 million, after deducting underwriting discounts and estimated offering expenses.

Underwriter Termination

On September 14, 2021, the Company entered into a letter agreement and waiver (the “Letter Agreement”), to amend the terms of its underwriting agreement with the representative of the underwriters in the IPO. Pursuant to the Letter Agreement, the representative agreed to waive the right of first refusal included in the underwriting agreement in consideration of a cash payment to the representative of $2.4 million and the right to participate as a co-manager with 10% of the economics with respect to the Company’s next public offering of securities, payable in cash upon the closing of such offering.

Private Placement

On January 25, 2022, the Company entered into a Securities Purchase Agreement (the “Securities Agreement”) with an institutional investor and other accredited investors for the sale by the Company of 12,253 shares (the “SA Shares”) of Common Stock, pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to an aggregate of 7,853 shares of Common Stock, and warrants to purchase up to an aggregate of 15,079 shares of Common Stock (the “Common Warrants” and, collectively with the Pre-Funded Warrants, the “SA Warrants”), in a private placement offering. The combined purchase price for one share of Common Stock (or one Pre-Funded Warrant) and the accompanying fraction of a Common Warrant was $1,360.00 per share.

Subject to certain ownership limitations, the SA Warrants are exercisable six months from issuance. Each Pre-Funded Warrant was exercisable into one share of Common Stock (as adjusted from time to time in accordance with the terms thereof). Each Common Warrant is exercisable into one share of Common Stock at a price per share of $1,496.00 (as adjusted from time to time in accordance with the terms thereof) and will expire on the fifth anniversary of the initial exercise date. The institutional investor that received the Pre-Funded Warrants fully exercised such warrants in March 2022.

Raymond Chang, Chairman and Chief Executive Officer (“CEO”) of the Company, and Stuart Wilcox, who formerly served as our Chief Operating Officer, and at the time he was a member of the Company’s Board of Directors, participated in the private placement on essentially the same terms as other investors, except for having a combined purchase price of $1,380.00 per share.

The gross proceeds to the Company from the private placement were approximately $27.3 million, before deducting the placement agent’s fees and other offering expenses, and excluding the proceeds, if any, from the exercise of the SA Warrants.

Issuance of Common Stock in Connection with Acquisitions

On October 1, 2021, the Company issued an aggregate of 3,332 shares of its Common Stock to the Precision and Cascade shareholders in connection with the Company’s acquisition of Precision and Cascade. On August 17, 2022, the Company issued an additional 435 shares of its Common Stock to the Precision and Cascade shareholders for contingent liabilities. Refer to Note 8 — Business Combinations, included elsewhere in the notes to the consolidated financial statements.

On December 31, 2021, the Company issued an aggregate of 1,202 shares of its Common Stock to the PurePressure shareholders in connection with the Company’s acquisition of PurePressure. On January 31, 2023, the remaining 372 Holdback Buyer Shares were released, including 6 Holdback Buyer Shares that were withheld to cover a tax indemnification claim in accordance with the Purchase Agreement. Additional information regarding the PurePressure Holdback Buyer Shares may be found in Note 8 — Business Combinations, included elsewhere in the notes to the consolidated financial statements.

On February 1, 2022, the Company issued an aggregate of 1,491 shares of its Common Stock to the Lab Society shareholders in connection with the Company’s acquisition of Lab Society. On April 28, 2023, the Company issued the remaining 499 Holdback Buyer Shares to the Lab Society Owners in accordance with the Lab Society Merger Agreement. Refer to Note 8 — Business Combinations, included elsewhere in the notes to the consolidated financial statements.

At The Marketing Offering

On October 18, 2022, the Company entered into the ATM Program with the Agent pursuant to which it may issue and sell, from time to time, shares of its Common Stock having an aggregate offering price of up to $50 million, depending on market demand, with the Agent acting as an agent for sales. The ATM Program allowed the Company to sell shares of Common Stock pursuant to specific parameters defined by the Company as well as those defined by the SEC and the ATM Program agreement. As of December 31, 2022, the Company sold 306,628 shares of Common Stock, under the ATM at an average price of $50.85 per share, resulting in gross proceeds of $15.6 million, and net proceeds of $15.0 million after commissions and fees to the Agent totaling $468 thousand and legal fees totaling $75 thousand. $3.0 million of the proceeds under the ATM Program were used to repay amounts due to the Investor under the Exchange Note. The Company used net proceeds generated from the ATM Program for working capital and general corporate purposes, including repayment of indebtedness, funding its transformation initiatives and product category expansion efforts and capital expenditures. Due to the late filing of this Annual Report on Form 10-K, the Company is no longer eligible to utilize the registration statement on Form S-3 relating to the ATM Program, and does not anticipate any further sales under the ATM Program in the foreseeable future.

Confidentially Marketed Public Offering

On December 16, 2022, the Company issued 594,232 shares of its Common Stock, Pre-Funded 2022 Warrants to purchase 75,000 shares of its Common Stock, and accompanying December 2022 Warrants to purchase 1,338,462 shares of the Company’s Common Stock. The Company received net proceeds from the Offering of approximately $8.2 million, after deducting underwriting discounts and commissions, and estimated expenses. The Company used the net proceeds from the Offering, together with its existing cash resources, for working capital and general corporate purposes, which may include capital expenditures and repayment of debt.

The Pre-Funded 2022 Warrants were exercisable immediately upon issuance at an exercise price of $0.001 per share and do not have an expiration date. The December 2022 Warrants were exercisable immediately and have a term of exercise equal to five years from the initial exercise date at an exercise price of $13.00 per share. The offering price for the securities was $13.00 per share (or $12.98 for each Pre-Funded 2022 Warrant).

The December 2022 Warrants may not be exercised by the holder to the extent that the holder, together with its affiliates, would beneficially own, after such exercise more than 4.99% of the shares of the Company’s Common Stock then outstanding (subject to the right of the holder to increase or decrease such beneficial ownership limitation upon notice to the Company, provided that such limitation cannot exceed 9.99%) and provided that any increase in the beneficial ownership limitation shall not be effective until the sixty-first day after such notice is delivered.

The Pre-Funded 2022 Warrants were classified as a component of permanent equity and the December 2022 Warrants were liability-classified and were recorded at the issuance date using a relative fair value allocation method. The Pre-Funded 2022 Warrants are equity-classified because they are freestanding financial instruments that are legally detachable and separately exercisable from the equity instruments, are immediately exercisable, and permit the holders to receive a fixed number of shares of Common Stock upon exercise. In addition, such warrants do not provide any guarantee of value or return. The December 2022 Warrants are liability-classified as there is a volatility floor and these warrants are not indexed to the Company’s own stock.

As of December 31, 2022, the Company valued the December 2022 Warrants using the Black-Scholes option-pricing model and determined the fair value at $5.9 million. The key inputs to the valuation model included the annualized volatility of 98.0% and the expected term of about 5 years.

Raymond Chang, Chairman and CEO, participated in the Offering and purchased 115,385 shares of Common Stock and 230,769 December 2022 Warrants for an aggregate purchase price of approximately $1.5 million.

Additional information regarding the Company’s December 2022 Warrants may be found in Note 1 — Overview, Basis of Presentation, and Significant Accounting Policies and Note 4 — Fair Value Measures, included elsewhere in the notes to the consolidated financial statements.